Statements of Operations - Globis Acquisition Corp [Member] - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
General and administrative expenses	$ 89,886	$ 2,678,514
Loss from operations	(89,886)	(2,678,514)
Other income:
Interest earned on marketable securities held in Trust Account		7,838
Net loss	$ (89,886)	$ (2,670,676)
Basic and diluted weighted average shares outstanding, Redeemable common stock	1,520,661	11,500,000
Basic and diluted net loss per share, Redeemable common stock	$ (0.02)	$ (0.18)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	2,658,912	3,550,883
Basic and diluted net loss per share, Non-redeemable common stock	$ (0.02)	$ (0.18)